Revenue Information	6 Months Ended
Jun. 30, 2014
Revenue Information
Revenue Information

14. Revenue Information

          The CODM reviews separate revenue information for its Transaction and Data and Other service offerings. All other financial information is reviewed by the CODM on a consolidated basis. The following table presents our revenue categories during the periods presented (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Transaction revenue	$71,222	$64,703	$118,713	$48,959	$86,119
Data and other revenue	5,108	15,186	15,245	7,307	8,308

Total revenues	$76,330	$79,889	$133,958	$56,266	$94,427